Summary of Significant Accounting Policies - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Financial Liabilities Fair Value Disclosure [Abstract]
Deferred Revenue	$ 100,000		$ 100,000
Impairment charge of approximate	0	$ 7,460,000
Income Tax Disclosure [Abstract]
Accrued interest or penalties	0	0
Shipping costs	0	0
Stendra product
Financial Liabilities Fair Value Disclosure [Abstract]
Impairment charge of approximate		7,500,000
Medical Devices
Income Tax Disclosure [Abstract]
Shipping costs	$ 60,216	125,368
Furniture and Fixtures [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Estimated useful life (in years)	7 years
Depreciation expense	$ 10,220	$ 10,220